Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000011076
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%		1.91%	1.17%
Without Sales Load [Member] | C000011077
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%		1.40%	0.75%
Without Sales Load [Member] | C000226848
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%		1.60%	3.30%
Without Sales Load [Member] | C000011079
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%		(0.58%)	1.93%
Without Sales Load [Member] | C000011091
Average Annual Return [Line Items]
Average Annual Return, Percent	22.24%		4.21%	7.13%
Without Sales Load [Member] | C000011086
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.71%)		(13.65%)	(12.57%)
Without Sales Load [Member] | C000011092
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)		6.27%	4.65%
Without Sales Load [Member] | C000011088
Average Annual Return [Line Items]
Average Annual Return, Percent	22.49%		12.27%	10.89%
Without Sales Load [Member] | C000011107
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%		10.97%	7.08%
Without Sales Load [Member] | C000011094
Average Annual Return [Line Items]
Average Annual Return, Percent	24.44%		9.74%	9.93%
Without Sales Load [Member] | C000011095
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%		6.25%	6.12%
Without Sales Load [Member] | C000032805
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		7.93%	8.58%
Without Sales Load [Member] | C000024086
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%		1.61%	3.37%
Without Sales Load [Member] | C000011096
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%		9.94%	2.51%
Without Sales Load [Member] | C000011080
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%		5.03%	4.05%
Without Sales Load [Member] | C000012425
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.12%)		(2.94%)	(3.17%)
Without Sales Load [Member] | C000011097
Average Annual Return [Line Items]
Average Annual Return, Percent	28.45%		9.67%	9.53%
Without Sales Load [Member] | C000011112
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%		1.89%	1.07%
Without Sales Load [Member] | C000011098
Average Annual Return [Line Items]
Average Annual Return, Percent	0.82%		5.85%	7.27%
Without Sales Load [Member] | C000011100
Average Annual Return [Line Items]
Average Annual Return, Percent	15.47%		9.02%	9.31%
Without Sales Load [Member] | C000024087
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%		2.14%	2.66%
Without Sales Load [Member] | C000011101
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%		10.64%	13.50%
Without Sales Load [Member] | C000011081
Average Annual Return [Line Items]
Average Annual Return, Percent	22.22%		12.27%	9.06%
Without Sales Load [Member] | C000011114
Average Annual Return [Line Items]
Average Annual Return, Percent	33.78%		15.07%	13.29%
Without Sales Load [Member] | C000011113
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%		8.71%	8.18%
Without Sales Load [Member] | C000011093
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.55%)		8.03%	5.99%
Without Sales Load [Member] | C000012418
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%		7.82%	7.22%
Without Sales Load [Member] | C000011116
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%		8.19%	8.06%
Without Sales Load [Member] | C000011115
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%		8.45%	7.37%
Without Sales Load [Member] | C000011110
Average Annual Return [Line Items]
Average Annual Return, Percent	23.43%		17.66%	16.13%
Without Sales Load [Member] | C000011102
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%		2.79%	3.14%
Without Sales Load [Member] | C000011103
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%		1.69%	4.23%
Without Sales Load [Member] | C000011104
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%		1.40%	3.92%
Without Sales Load [Member] | C000011111
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%		7.05%	(0.06%)
Without Sales Load [Member] | C000011105
Average Annual Return [Line Items]
Average Annual Return, Percent	70.73%		34.76%	25.95%
Without Sales Load [Member] | C000033012
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.75%)		(10.43%)	(11.44%)
Without Sales Load [Member] | C000024064
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.65%)		(7.60%)	(8.67%)
Without Sales Load [Member] | C000024065
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%		(5.57%)	(6.43%)
Without Sales Load [Member] | C000011087
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.55%)		(12.39%)	(11.30%)
Without Sales Load [Member] | C000011090
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.21%)		(19.99%)	(18.21%)
Without Sales Load [Member] | C000011089
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.51%)		(11.57%)	(10.90%)
Without Sales Load [Member] | C000011099
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%		5.37%	5.85%
Without Sales Load [Member] | C000011078
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%		6.41%	7.73%
Without Sales Load [Member] | C000011117
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%		6.35%	6.37%
Without Sales Load [Member] | C000011106
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%		18.90%	18.02%
Without Sales Load [Member] | C000011082
Average Annual Return [Line Items]
Average Annual Return, Percent	42.02%		18.93%	17.99%
Without Sales Load [Member] | C000011083
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%		8.40%	10.09%
Without Sales Load [Member] | C000011085
Average Annual Return [Line Items]
Average Annual Return, Percent	41.41%		27.60%	27.56%
Without Sales Load [Member] | C000032809
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.34%)		(23.99%)	(24.51%)
Without Sales Load [Member] | C000012429
Average Annual Return [Line Items]
Average Annual Return, Percent	(33.81%)		(40.95%)	(36.79%)
Without Sales Load [Member] | C000011084
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%		1.84%	6.01%
Without Sales Load [Member] | C000011109
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.83%)		(10.63%)	(4.12%)
Without Sales Load [Member] | C000011108
Average Annual Return [Line Items]
Average Annual Return, Percent	21.27%		4.49%	6.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
Profunds Asia 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ProFunds Asia 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent	9.44%		(1.03%)	1.58%
S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Banks Select Industry Index
Average Annual Return, Percent	24.20%		6.55%	7.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Biotechnology Select Industry Index
Average Annual Return, Percent	1.18%		(0.89%)	3.98%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Communication Services Select Sector Index
Average Annual Return, Percent	34.79%		13.64%	13.57%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent	26.62%		13.40%	13.43%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
Average Annual Return, Percent	12.34%		7.44%	7.91%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%		10.55%	11.57%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	9.67%		3.24%	4.96%
S&P 500 Energy Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Average Annual Return, Percent	5.72%		12.14%	4.91%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent	2.22%		3.77%	2.30%
ICE U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	7.07%		2.39%	1.86%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
Average Annual Return, Percent	30.56%		11.70%	11.43%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Average Annual Return, Percent	2.58%		7.99%	9.14%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
Average Annual Return, Percent	17.47%		12.03%	10.99%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent	3.82%		4.73%	5.20%
Dow Jones Internet Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Internet Composite℠ Index
Average Annual Return, Percent	31.12%		12.41%	15.40%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average-USD
Average Annual Return, Percent	8.73%		5.17%	7.74%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.04%		17.09%	15.29%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.29%		10.49%	10.01%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent	13.93%		10.34%	9.68%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.95%		10.01%	9.87%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.71%		10.21%	9.13%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.88%		20.18%	18.53%
S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	4.72%		(0.16%)	(0.72%)
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Average Annual Return, Percent	9.53%		4.39%	6.96%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Average Annual Return, Percent	5.24%		4.57%	6.58%
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(8.13%)		(6.69%)	(1.55%)
Dow Jones U.S. Semiconductors Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors℠ Index
Average Annual Return, Percent	74.11%		37.10%	28.20%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%		10.55%	11.57%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	9.67%		3.24%	4.96%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent	3.82%		4.73%	5.20%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent	13.93%		10.34%	9.68%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.88%		20.18%	18.53%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%		7.40%	7.82%
Russell 2000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		7.40%	7.82%
S&P Small Cap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	9.63%		8.24%	9.55%
S&P Small Cap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	7.56%		8.10%	8.18%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
Average Annual Return, Percent	21.74%		21.67%	20.52%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent	13.93%		10.34%	9.68%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.88%		20.18%	18.53%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%		10.55%	11.57%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.88%		20.18%	18.53%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%		7.40%	7.82%
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(8.13%)		(6.69%)	(1.55%)
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
Average Annual Return, Percent	23.42%		6.61%	8.43%
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Markit iBoxx $ Liquid High Yield Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nikkei 225 Stock Average-Yen
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average - Yen
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
ICE U.S Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S Treasury Core Bond Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
ICE U.S Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S Treasury Core Bond Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index